Subsequent Events (Details) - USD ($) $ in Thousands		1 Months Ended
	Mar. 31, 2022	Jan. 19, 2022
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Additional shares issued		89,286
Fair value		$ 952
Forecast [Member]
Subsequent Events (Details) [Line Items]
Leased addition term	3 years